S000057567 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.33%
Russell 2500 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	9.63%
iShares Russell 2500 ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.84%	7.24%	9.61%
Performance Inception Date			Jul. 06, 2017
iShares Russell 2500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.40%	6.77%	9.06%
iShares Russell 2500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.17%	5.52%	7.58%